Derivative Financial Instruments - Summary of Maturity Dates of Gross-settled Derivative Financial Instruments (Details) - Gross Settled - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Inflow
Disclosure of derivative financial instruments
Assets Inflow	£ 12,357	£ 13,073
Liabilities Inflow	10,946	10,969
Outflow
Disclosure of derivative financial instruments
Assets Outflow	(11,109)	(11,931)
Liabilities Outflow	(10,451)	(10,571)
Within One Year | Forward Foreign Currency Contracts | Inflow
Disclosure of derivative financial instruments
Assets Inflow	7,345	10,168
Liabilities Inflow	10,661	8,534
Within One Year | Forward Foreign Currency Contracts | Outflow
Disclosure of derivative financial instruments
Assets Outflow	(6,567)	(9,367)
Liabilities Outflow	(10,185)	(8,069)
Within One Year | Cross-currency Swaps | Inflow
Disclosure of derivative financial instruments
Assets Inflow	1,756	35
Liabilities Inflow		18
Within One Year | Cross-currency Swaps | Outflow
Disclosure of derivative financial instruments
Assets Outflow	(1,655)	(38)
Liabilities Outflow		(62)
Between One and Two Years | Forward Foreign Currency Contracts | Inflow
Disclosure of derivative financial instruments
Assets Inflow	522	548
Liabilities Inflow	285	278
Between One and Two Years | Forward Foreign Currency Contracts | Outflow
Disclosure of derivative financial instruments
Assets Outflow	(498)	(524)
Liabilities Outflow	(266)	(263)
Between One and Two Years | Cross-currency Swaps | Inflow
Disclosure of derivative financial instruments
Assets Inflow	33	811
Liabilities Inflow		969
Between One and Two Years | Cross-currency Swaps | Outflow
Disclosure of derivative financial instruments
Assets Outflow	(54)	(765)
Liabilities Outflow		(1,012)
Between Two and Three Years | Cross-currency Swaps | Inflow
Disclosure of derivative financial instruments
Assets Inflow	1,446	15
Liabilities Inflow		17
Between Two and Three Years | Cross-currency Swaps | Outflow
Disclosure of derivative financial instruments
Assets Outflow	(1,261)	(23)
Liabilities Outflow		(36)
Between Three and Four Years | Cross-currency Swaps | Inflow
Disclosure of derivative financial instruments
Assets Inflow	19	725
Liabilities Inflow		683
Between Three and Four Years | Cross-currency Swaps | Outflow
Disclosure of derivative financial instruments
Assets Outflow	(29)	(590)
Liabilities Outflow		(679)
Between Four and Five Years | Cross-currency Swaps | Inflow
Disclosure of derivative financial instruments
Assets Inflow	469	9
Liabilities Inflow		10
Between Four and Five Years | Cross-currency Swaps | Outflow
Disclosure of derivative financial instruments
Assets Outflow	(451)	(15)
Liabilities Outflow		(15)
Beyond Five Years | Cross-currency Swaps | Inflow
Disclosure of derivative financial instruments
Assets Inflow	767	762
Liabilities Inflow		460
Beyond Five Years | Cross-currency Swaps | Outflow
Disclosure of derivative financial instruments
Assets Outflow	£ (594)	(609)
Liabilities Outflow		£ (435)